CONCENTRATIONS OF RISK	6 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE – 8 CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a)       Major customers

For the three and six months ended June 30, 2021 and 2020, the individual customer who accounts for 10% or more of the Company’s revenues and its outstanding receivable balances as at period-end dates, are presented as follows:

		Three months ended June 30, 2021			June 30, 2021
Customer		Revenues	Percentage of revenues		Accounts receivable
Customer A		$386,463	84%		$2,343,210
Customer B		38,646	8%		1,438,790
Customer C		38,646	8%		1,113,330

	Total:	$463,755	100%	Total:	$4,895,330

		Three months ended June 30, 2020			June 30, 2020
Customer		Revenues	Percentage of revenues		Accounts receivable
Customer A	Total:	$928,913	91%	Total:	$916,107

		Six months ended June 30, 2021			June 30, 2021
Customer		Revenues	Percentage of revenues		Accounts receivable
Customer A		$502,513	76%		$2,343,210
Customer B		77,309	12%		1,438,790
Customer C		77,309	12%		1,113,330

	Total:	$657,131	100%	Total:	$4,895,330

	Six months ended June 30, 2020		June 30, 2020
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$966,404	86%	$916,107

(b)	Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

(c)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of HKD converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.